Financial Result - Schedule Of Financial Result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Interest on short-term investments	R$ 12,462	R$ 31,947	R$ 50,604
Sublease receivable	29,695	33,129	33,467
Other	29,914	9,446	44,201
Total financial income	72,071	74,522	128,272
Financial expenses
Interest on loans	(195,688)	(164,294)	(235,184)
Interest on lease	(732,723)	(606,076)	(484,300)
Interest on finance lease	(73,284)	(75,313)	(72,481)
Interest on factoring credit card and travel agencies receivables	(13,477)	(10,625)	(36,188)
Interest on other operations	(129,954)	(79,822)	(110,375)
Guarantee commission	(30,977)	(26,187)	(24,880)
Loan costs amortization	(12,549)	(23,169)	(36,598)
Amortization of financial expenses	(88,015)	(56,827)	(41,439)
Other	(52,857)	(52,515)	(37,153)
Total financial expenses	(1,329,524)	(1,094,828)	(1,078,598)
Derivative financial instruments, net	325,452	298,094	(90,171)
Foreign exchange result, net	(391,905)	(1,306,063)	34,859
Net financial expenses	R$ (1,323,906)	R$ (2,028,275)	R$ (1,005,638)